Related undertakings	12 Months Ended
Mar. 31, 2023
Related undertakings
Related undertakings

31. Related undertakings

A full list of all of our subsidiaries, joint arrangements and associated undertakings is detailed below.

A full list of subsidiaries, joint arrangements and associated undertakings (as defined in the Large and Medium-sized Companies and Groups (Accounts and Reports) Regulations 2008) as at 31 March 2023 is detailed below. No subsidiaries are excluded from the Group consolidation. Unless otherwise stated the Company’s subsidiaries all have share capital consisting solely of ordinary shares and are indirectly held. The percentage held by Group companies reflect both the proportion of nominal capital and voting rights unless otherwise stated. Summarised financial information is provided in respect of the Group’s most significant joint arrangements and associates in note 12 ‘Investments in associates and joint arrangements’.

Subsidiaries

A subsidiary is an entity directly or indirectly controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling shareholder’s share of changes in equity since the date of the combination. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

31. Related undertakings (continued)

Company name	% of share class held by Group Companies	Share Class
Albania
Autostrada Tirane-Durres, Rruga: “Pavaresia”, Nr 61, Kashar, Tirana, Albania
Vodafone Albania Sh.A	99.94	Ordinary shares
Rruga "Ibrahim Rugova", Sky Tower, Kati i 5, Hyrja 2, Tiranë, 1000, Albania
_VOIS Albania Shpk.	100.00	Ordinary shares
Australia
Mills Oakley , Level 7, 151 Clarence Street, Sydney NSW 2000, Australia
Vodafone Enterprise Australia Pty Limited	100.00	Ordinary shares
Austria
c/o Stolitzka & Partner Rechtsanwälte OG, Kärntner Ring 12, 3. Stock, 1010, Wien, Austria
Vodafone Enterprise Austria GmbH	100.00	Ordinary shares
Bahrain
RSM Bahrain, 3rd floor Falcon Tower, Diplomatic Area, Manama, PO BOX 11816, Bahrain
Vodafone Enterprise Bahrain W.L.L.	100.00	Ordinary shares
Belgium
Malta House, rue Archimède 25, 1000 Bruxelles, Belgium
Vodafone Belgium SA/NV	100.00	Ordinary shares
Brazil
Av José Rocha Bonfim, 214, Cond Praça Capital - Edifício Toronto, sls 228/229 13080-900 Jardim Santa Genebra - Campinas, São Paulo, Brazil
Cobra do Brasil Serviços de Telemàtica ltda. (in process of dissolution)	70.00	Ordinary shares
Av. Paulista, 37 - 4º andar, Sala 427, Bela Vista, CEP, 01311-902, São Paulo, Brazil
Vodafone Empresa Brasil Telecomunicações Ltda	100.00	Ordinary shares
Rua Boa Vista, No. 254, room 1304 (parte), Centro, São Paulo, 01014907, Brazil
Vodafone Serviços Empresariais Brasil Ltda.	100.00	Ordinary shares
Bulgaria
10 Tsar Osvoboditel Blvd., 3rd Floor, Spredets Region, Sofia, 1000, Bulgaria
Vodafone Enterprise Bulgaria EOOD	100.00	Ordinary shares
Canada
c/o ARC Information Services Inc., 3-84 Castlebury Crescent, Toronto ON M2H 1W8, Canada
Vodafone Canada Inc.	100.00	Common shares
Cayman Islands
One Nexus Way, Camana Bay, Grand Cayman, KY1-9005, Cayman Islands
CGP Investments (Holdings) Limited	100.00	Ordinary shares
China
Building 21, 11, Kangdin5g St., BDA, Beijing, 100176 - China
Vodafone Automotive Technologies (Beijing) Co, Ltd	100.00	Ordinary shares
Level 9, Tower 2, China Central Place, Room 941, No.79 Jianguo Road, Chaoyang District, Beijing, 100025, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd. Beijing Branch[2]	100.00	Branch
Room 1603, 16th Floor, 1200 Pudong Avenue, Free Trade Zone, Shanghai, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd.	100.00	Ordinary shares
Congo, The Democratic Republic of the
292 Avenue de La Justice, Commune de la Gombe, Kinshasa, The Democratic Republic of the Congo
Vodacom Congo (RDC) SA5	33.20	Ordinary shares
Building Commimo II Ground Floor Right, 3157 Boulevard du 30 Juin, Commune de la Gombe, Kinshasa, DRC Congo, The Democratic Republic of the Congo
Vodacash S.A5	33.20	Ordinary shares
Cyprus
Ali Rıza Efendi Caddesi No:33/A Ortaköy, Lefkoşa, Cyprus
Vodafone Evde Operations Ltd	100.00	Ordinary shares
Vodafone Mobile Operations Limited	100.00	Ordinary shares
Czech Republic
náměstí Junkových 2, Prague 5, 15500, Czech Republic
Nadace Vodafone Česká Republika	100.00	Trustee
Oskar Mobil s.r.o.	100.00	Ordinary shares
Vodafone Czech Republic A.S.	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited - Czech Branch[2]	100.00	Branch
Praha 4, Závišova 502/5, 14000, Nusle, Czech Republic
Vantage Towers 2 s.r.o	100.00	Ordinary shares
Závišova Real Estate, s.r.o.	100.00	Ordinary shares
Denmark
Tuborg Boulevard 12, 2900, Hellerup, Denmark
Vodafone Enterprise Denmark A/S	100.00	Ordinary shares
Egypt
37 Kasr El Nil St, 4th. Floor, Cairo, Egypt
Starnet[5]	35.81	Ordinary shares
54 El Batal Ahmed Abed El Aziz, Mohandseen, Giza, Egypt
Sarmady Communications[5]	35.82	Ordinary shares
Building no. 2109 “VHUB1”, Smart Village, Cairo Alexandria, Egypt
Vodafone International Services LLC[5]	100.00	Ordinary shares
Site No 15/3C, Central Axis, 6th October City, Egypt
Vodafone Egypt Telecommunications S.A.E.[5]	35.82	Ordinary shares

Smart Village C3 Vodafone Building, Egypt
Vodafone Data[5]	35.81	Ordinary shares
Vodafone Building Zahraa EL Maadi, Building A, Service Area D, Maadi, Cairo, Egypt
Vodafone For Trading[5]	35.78	Ordinary shares
Finland
c/o Eversheds Asianajotoimisto Oy, Fabianinkatu 29 B, Helsinki, 00100, Finland
Vodafone Enterprise Finland Oy	100.00	Ordinary shares
France
1300 route de Cretes, Le WTC, Bat I1, 06560, Valbonne Soph, France
Vodafone Automotive Telematics Development S.A.S	100.00	Ordinary shares
EuroPlaza Tour, 20, Avenue Andre Prothin, La Défense Cedex - France (149153), 92400, Courbevoie, France
Vodafone Automotive France S.A.S	100.00	Ordinary shares
Vodafone Enterprise France SAS	100.00	New euro shares
Rue Champollion, 22300, Lannion, France
Apollo Submarine Cable System Ltd – French Branch[2]	100.00	Branch
Germany
Altes Forsthaus 2, 67661, Kaiserslautern, Germany
TKS Telepost Kabel-Service Kaiserslautern GmbH[3]	94.01	Ordinary shares
Betastraße 6-8, 85774 Unterföhring, Germany
Kabel Deutschland Holding AG	94.01	Ordinary shares
Vodafone Customer Care GmbH[3]	94.01	Ordinary shares
Vodafone Deutschland GmbH	94.01	Ordinary shares

31. Related undertakings (continued)

Company name	% of share class held by Group Companies	Share class
Buschurweg 4, 76870 Kandel, Germany
Vodafone Automotive Deutschland GmbH	100.00	Ordinary shares
Ferdinand-Braun-Platz 1, 40549, Düsseldorf, Germany
Vodafone Enterprise Germany GmbH	100.00	Ordinary shares
Vodafone GmbH	100.00	Ordinary A shares, Ordinary B shares
Vodafone Group Services GmbH	100.00	Ordinary shares
Vodafone Institut für Gesellschaft und Kommunikation GmbH	100.00	Ordinary shares
Vodafone Stiftung Deutschland Gemeinnützige GmbH	100.00	Ordinary shares
Vodafone Vierte Verwaltungs AG	100.00	Ordinary shares
Vodafone West GmbH	100.00	Ordinary shares
Friedrich-Wilhelm-Strasse 2, 38100, Braunschweig, Germany
KABELCOM Braunschweig Gesellschaft Für Breitbandkabel-Kommunikation Mit Beschränkter Haftung[3]	94.01	Ordinary shares
Holzmarkt 1, 50676, Köln, North Rhine-Westphalia, Germany
Grandcentrix GmbH	100.00	Ordinary shares
Nobelstrasse 55, 18059, Rostock, Germany
"Urbana Teleunion" Rostock GmbH & Co.KG3	65.80	Ordinary shares
Seilerstrasse 18, 38440, Wolfsburg, Germany
KABELCOM Wolfsburg Gesellschaft für Breitbandkabel-Kommunikation mit beschränkter Haftung[3]	94.01	Ordinary shares
Greece
12,5 km National Road Athens – Lamia, Metamorfosi / Athens, 14452, Greece Vodafone Innovus S.A	99.87	Ordinary shares
1-3 Tzavella str, 152 31 Halandri, Athens, Greece
Vodafone-Panafon Hellenic Telecommunications Company S.A.	99.87	Ordinary shares
Pireos 163 & Ehelidon, Athens, 11854, Greece
360 Connect S.A.	99.87	Ordinary shares
Guernsey
Martello Court, Admiral Park, St. Peter Port, GY1 3HB, Guernsey
FB Holdings Limited	100.00	Ordinary shares
Le Bunt Holdings Limited	100.00	Ordinary shares
Silver Stream Investments Limited	100.00	Ordinary shares
Roseneath, The Grange, St Peter Port, GY1 2QJ, Guernsey
VBA Holdings Limited[5]	65.10	Ordinary shares, Non-voting irredeemable non-cumulative preference shares
VBA International Limited[5]	65.10	Ordinary shares, Non-voting irredeemable non-cumulative preference shares
Hong Kong
Level 24, Dorset House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
Vodafone Enterprise Hong Kong Ltd	100.00	Ordinary shares
Hungary
40-44 Hungaria Krt., Budapest, H-1087, Hungary
VSSB Vodafone Szolgáltató Központ Budapest Zártkörűen Működő Részvénytársaság	100.00	Registered ordinary shares
India
10th Floor, Tower A&B, Global Technology Park, (Maple Tree Building), Marathahalli Outer Ring Road, Devarabeesanahalli Village, Varthur Hobli, Bengaluru, Karnataka, 560103, India
Cable & Wireless Networks India Private Limited	100.00	Equity shares
Cable and Wireless (India) Limited - Branch[2]	100.00	Branch
Cable and Wireless Global (India) Private Limited	100.00	Equity shares
201 - 206, Shiv Smriti Chambers, 49/A, Dr. Annie Besant Road, Mumbai, Maharashtra, Worli, 400018, India
Omega Telecom Holdings Private Limited	100.00	Equity shares
Vodafone India Services Private Limited	100.00	Equity shares
Business@Mantri, Tower B, Wing no - B1 & B2, 3rd Floor, S. No. - 197, Near Hotel Four Points, Lohegaon, Pune, Maharashtra, 411014, India
Vodafone Global Services Private Limited	100.00	Equity shares
E-47, Bankra Super Market, Bankra, Howrah, West Bengal, 711403, India
Usha Martin Telematics Limited	100.00	Equity shares
Ireland
2nd Floor, Palmerston House, Fenian Street, DUBLIN 2, Ireland
Vodafone International Financing Designated Activity Company	100.00	Ordinary shares
38/39 Fitzwilliam Square West, Dublin 2, D02 NX53, Ireland
Vodafone Enterprise Global Limited	100.00	Ordinary shares
Vodafone Global Network Limited	100.00	Ordinary shares
Mountainview, Leopardstown, Dublin 18, Ireland
VF Ireland Property Holdings Limited	100.00	Ordinary euro shares
Vodafone Group Services Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Marketing Limited	100.00	Ordinary shares
Vodafone Ireland Retail Limited	100.00	Ordinary shares
Italy
Piazzale Luigi Cadorna, 4, 20123, Milano, Italy
Vodafone Global Enterprise (Italy) S.R.L.	100.00	Ordinary shares
SS 33 del Sempione KM 35, 212, 21052 Busto Arsizio (VA), Italy
Vodafone Automotive Italia S.p.A	100.00	Ordinary shares
Via Astico 41, 21100 Varese, Italy
Vodafone Automotive Electronic Systems S.r.L	100.00	Ordinary shares
Vodafone Automotive SpA	100.00	Ordinary shares
Vodafone Automotive Telematics Srl	100.00	Ordinary shares
Via Jervis 13, 10015, Ivrea (TO), Italy
VEI S.r.l.	100.00	Partnership interest shares
Vodafone Italia S.p.A.	100.00	Ordinary shares
Via Lorenteggio 240, 20147, Milan, Italy
Vodafone Enterprise Italy S.r.L	100.00	Euro shares
Vodafone Gestioni S.p.A.	100.00	Ordinary shares
Vodafone Servizi E Tecnologie S.R.L.	100.00	Equity shares

31. Related undertakings (continued)

Company name	% of share class held by Group Companies	Share Class
IVia per Carpi 26/B, 42015, Correggio (RE), Italy
VND S.p.A.	100.00	Ordinary shares
Japan
KAKiYa building, 9F, 2-7-17 Shin-Yokohama, Kohoku-ku, Yokoha- City, Kanagawa, 222-0033, Japan
Vodafone Automotive Japan KK	100.00	Ordinary shares
Marunouchi Trust Tower North 15F, 8-1, Marunouchi 1-chome, level 15 , Chiyoda-ku, Tokyo, Japan
Vodafone Enterprise U.K. – Japanese Branch[2]	100.00	Branch
Vodafone Global Enterprise (Japan) K.K.	100.00	Ordinary shares
Jersey
44 Esplanade, St Helier, JE4 9WG, Jersey
Vodafone International 2 Limited	100.00	Ordinary shares
Kenya
6th Floor, ABC Towers, ABC Place, Waiyaki Way, Nairobi, 00100, Kenya
M-PESA Holding Co. Limited	100.00	Equity shares
Vodafone Kenya Limited[5]	69.46	Ordinary voting shares
The Riverfront, 4th floor, Prof. David Wasawo Drive, Off Riverside Drive, Nairobi, Kenya
Vodacom Business (Kenya) Limited[5]	52.08	Ordinary shares
Korea, Republic of
ASEM Tower level 37, 517 Yeongdong-daero, Gangnam-gu, Seoul, 135-798, Korea, Republic of
Vodafone Enterprise Korea Limited	100.00	Ordinary shares
Lesotho
585 Mabile Road, Vodacom Park, Maseru, Lesotho, Lesotho
Vodacom Lesotho (Pty) Limited[5]	52.08	Ordinary shares
VCL Financial Services (Pty) Ltd[5]	52.08	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street GP S.à r.l.	100.00	Ordinary shares
Vodafone Enterprise Global Businesses S.à r.l.	100.00	Ordinary shares
Vodafone Enterprise Luxembourg S.A.	100.00	Ordinary euro shares
Vodafone International 1 S.à r.l.	100.00	Ordinary shares
Vodafone International M S.à r.l.	100.00	Ordinary shares
Vodafone Investments Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Procurement Company S.à r.l.	100.00	Ordinary shares
Vodafone Roaming Services S.à r.l.	100.00	Ordinary shares
Vodafone Services Company S.à r.l.	100.00	Ordinary shares
Malaysia
Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia
Vodafone Global Enterprise (Malaysia) Sdn Bhd	100.00	Ordinary shares
Malta
Portomaso Business Tower, Level 15B, St Julians, STJ 4011, Malta
Vodafone Holdings Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Vodafone Insurance Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Mauritius
10th Floor, Standard Chartered Towers, 19 Cybercity, Ebene, Mauritius, Mauritius
Mobile Wallet VM15	65.10	Ordinary shares
Mobile Wallet VM25	65.10	Ordinary shares
VBA (Mauritius) Limited[5]	65.10	Ordinary shares, Redeemable preference shares
Vodacom International Limited[5]	65.10	Ordinary shares, Non-Cumulative preference shares
Fifth Floor, Ebene Esplanade, 24 Bank Street, Cybercity, Ebene, Mauritius
Al-Amin Investments Limited	100.00	Ordinary shares
Array Holdings Limited	100.00	Ordinary shares
Asian Telecommunication Investments (Mauritius) Limited	100.00	Ordinary shares
CCII (Mauritius), Inc.	100.00	Ordinary shares
CGP India Investments Ltd.	100.00	Ordinary shares
Euro Pacific Securities Ltd.	100.00	Ordinary shares
Mobilvest	100.00	Ordinary shares
Prime Metals Ltd.	100.00	Ordinary shares
Trans Crystal Ltd.	100.00	Ordinary shares
Vodafone Mauritius Ltd.	100.00	Ordinary shares
Vodafone Telecommunications (India) Limited	100.00	Ordinary shares
Vodafone Tele-Services (India) Holdings Limited	100.00	Ordinary shares
Mexico
Avenida Insurgentes Sur No. 1647, Piso 12, despacho 1202, Colonia San José Insurgentes, Alcaldía Benito Juárez, C.P. 03900, Ciudad de México, Mexico
Vodafone Empresa México S.de R.L. de C.V.	100.00	Corporate certificate series A shares, Corporate certificate series B shares
Mozambique
Rua dos Desportistas, Numero 649, Cidade de Maputo, Mozambique
Vodacom Moçambique, SA5	55.33	Ordinary shares
Vodafone M-Pesa, S.A5	55.33	Ordinary shares
Netherlands
Rivium Quadrant 173, 15th Floor, 2909 LC, Capelle aan den IJssel, Netherlands
Vodafone Enterprise Netherlands B.V.	100.00	Ordinary shares
Vodafone Europe B.V.	100.00	Ordinary shares
Vodafone International Holdings B.V.	100.00	Ordinary shares
Vodafone Panafon International Holdings B.V.	99.87	Ordinary shares
Zuid-hollanden 7, Rode Olifant, Spaces, 2596AL, den Haag, Netherlands
IoT.nxt USA BV5	42.31	Ordinary shares
IOT.NXT B.V.[5]	42.31	Ordinary shares
IoT.nxt Europe BV5	42.31	Ordinary shares
New Zealand
74 Taharoto Road, Takapuna, Auckland, 0622, New Zealand
Vodafone Enterprise Hong Kong Limited - New Zealand Branch[2]	100.00	Branch
Norway
c/o EconPartner AS, Dronning Mauds gate 15, Oslo, 0250, Norway
Vodafone Enterprise Norway AS	100.00	Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Vodafone Limited – Norway Branch[2]	100.00	Branch
Oman
Knowledge Oasis Muscat, Al-seeb, Muscat, Governorate P.O Box 104 135, Oman
Vodafone Services LLC	100.00	Shares
Poland
ul. Towarowa 28, 00-839, Warsaw, Poland
Vodafone Business Poland sp. z o.o.	100.00	Ordinary shares

31. Related undertakings (continued)

	% of share class
	held by Group
Company name	Companies	Share class
Portugal
Av. D. João II, nº 36 – 8º Piso, 1998 – 017, Parque das Nações, Lisboa, Portugal
Oni Way - Infocomunicacoes, S.A	100.00	Ordinary shares
Vodafone Enterprise Spain, S.L.U. – Portugal Branch[2]	100.00	Branch
Vodafone Portugal – Comunicacoes Pessoais, S.A.	100.00	Ordinary shares
Vodafone Solutions, Unipessoal LDA	100.00	Ordinary shares
Romania
1 A Constantin Ghercu Street, 10th Floor, 6th District, Bucharest, Romania
UPC Services S.R.L. (in liquidation)	100.00	Ordinary shares
18 Diligenței Steet, 1st floor, Building C1, Ploiesti, Prahova County, Romania
Evotracking SRL	100.00	Ordinary shares
201 Barbu Vacarescu Street, 5th floor, 2nd District, Bucharest, Romania
Vodafone External Services SRL	100.00	Ordinary shares
Vodafone Foundation	100.00	Sole member
201 Barbu Vacarescu, 4th floor, 2nd District, Bucharest, Romania
Vodafone Romania S.A	100.00	Ordinary shares
62 D Nordului Street, District 1, Bucharest, Romania
UPC Foundation	100.00	Sole member
Oltenitei Street no. 2, City Offices Building, 3rd Floor, Bucharest 4th District, Romania
Vodafone România Technologies SRL	100.00	Ordinary shares
Sectorul 2, Strada Barbu Văcărescu, Nr. 201, Etaj 1, Bucharest, Romania
Vodafone România M – Payments SRL	100.00	Ordinary shares
Russian Federation
Build. 2, 14/10, Chayanova str., 125047, Moscow, Russian Federation
Cable & Wireless CIS Svyaz LLC	100.00	Charter capital shares
Serbia
Vladimira Popovića 38-40, New Belgrade, 11070, Serbia
Vodafone Enterprise Equipment Limited Ogranak u Beogradu - Serbia Branch[2]	100.00	Branch
Singapore
Asia Square Tower 2, 12 Marina View, #17-01, 018961, Singapore
Vodafone Enterprise Singapore Pte.Ltd	100.00	Ordinary shares
Slovakia
Karadžičova 2, mestská časť Staré mesto, Bratislava, 811 09, Slovakia
Vodafone Global Network Limited – Slovakia Branch[2]	100.00	Branch
Prievozská 6, Bratislava, 821 09, Slovakia
Vodafone Czech Republic A.S. – Slovakia Branch[2]	100.00	Branch
South Africa
9 Kinross Street, Germiston South, 1401, South Africa
Vodafone Holdings (SA) Proprietary Limited	100.00	Ordinary shares
Vodafone Investments (SA) Proprietary Limited	100.00	Ordinary A shares, “B” Ordinary no par value shares
Bylsbridge Office Park, Building 14m Block C, 1st Floor, Alexandra Road, Centurion, Highveld Ext 73, 0046, South Africa
IoT.nxt (Pty) Limited[5]	42.31	Ordinary shares
IoT.nxt Development (Pty) Limited[5]	42.31	Ordinary shares
10T Holdings Proprietary Limited[5]	42.31	Ordinary shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
Jupicol (Proprietary) Limited[5]	45.57	Ordinary shares
Storage Technology Services (Pty) Limited[5]	33.20	Ordinary shares
Infinity Services Partner Company[5]	65.10	Ordinary shares
Mezzanine Ware (RF) Proprietary Limited[5]	58.59	Ordinary shares
Motifprops 1 (Proprietary) Limited[5]	65.10	Ordinary shares
Vodacom (Pty) Limited[5]	65.10	Ordinary shares, Ordinary A shares
Vodacom Business Africa Group (Pty) Limited[5]	65.10	Ordinary shares
Vodacom Business Africa SA (Pty) Limited[5]	65.10	Ordinary shares
Vodacom Financial Services (Proprietary) Limited[5]	65.10	Ordinary shares
Vodacom Group Limited	65.10	Ordinary shares
Vodacom Insurance Administration Company (Proprietary) Limited[5]	65.10	Ordinary shares
Vodacom Insurance Company (RF) Limited[5]	65.10	Ordinary shares
Vodacom International Holdings (Pty) Limited[5]	65.10	Ordinary shares
Vodacom Life Assurance Company (RF) Limited[5]	65.10	Ordinary shares
Vodacom Payment Services (Proprietary) Limited[5]	65.10	Ordinary shares
Vodacom Properties No 1 (Proprietary) Limited[5]	65.10	Ordinary shares
Vodacom Properties No.2 (Pty) Limited[5]	65.10	Ordinary shares
Vodacom Tower Company Proprietary Limited[5]	65.10	Ordinary shares
Wheatfields Investments 276 (Proprietary) Limited[5]	65.10	Ordinary shares
XLink Communications (Proprietary) Limited[5]	65.10	Ordinary A shares
Spain
Antracita, 7 – 28045, Madrid, Spain
Vodafone Automotive Iberia S.L.	100.00	Ordinary shares
Avenida de América 115, 28042, Madrid, Spain
Vodafone Energía, S.L.	100.00	Ordinary shares
Vodafone Enterprise Spain SLU	100.00	Ordinary euro shares
Vodafone España, S.A.U.	100.00	Ordinary shares
Vodafone Holdings Europe, S.L.U.	100.00	Ordinary shares
Vodafone ONO, S.A.U.	100.00	Ordinary shares
Vodafone Servicios, S.L.U.	100.00	Ordinary shares
Torre Norte Adif, Explanada de la Estación no 7, 29002, Málaga, Spain
Vodafone Intelligent Solutions España, S.L.U.	100.00	Ordinary shares
Sweden
c/o Hellström advokatbyrå, Box 7305, 103 90, Stockholm, Sweden
Vodafone Enterprise Sweden AB	100.00	Ordinary shares, Shareholder’s contribution shares
Switzerland
Schiffbaustrasse 2, 8005, Zurich, Switzerland
Vodafone Enterprise Switzerland AG	100.00	Ordinary shares
Taiwan
22F., No.100, Songren Road., Xinyi District, Taipei City, 11070, Taiwan
Vodafone Global Enterprise Taiwan Limited	100.00	Ordinary shares
Tanzania, United Republic of
15 Floor, Vodacom Tower, Ursino Estate, Plot No. 23, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
M-Pesa Limited[5]	48.82	Ordinary A shares, Ordinary B shares
Shared Networks Tanzania Limited[5]	48.82	Ordinary shares
Vodacom Tanzania Public Limited Company[5]	48.82	Ordinary shares
3rd Floor, Maktaba (Library), ComplexBibi, Titi Mohaned Road, Dar es Salaam, Tanzania, United Republic of
Gateway Communications Tanzania Limited[5]	64.45	Ordinary shares
Thailand
725 Metropolis Building, 20th floor, Unit 100, Sukhumvit Road, Klongton Nua Sub-district, Watthana District, Bangkok, 10110, Thailand
Vodafone Business Siam Co., Ltd.	100.00	Ordinary shares
Turkey
Büyükdere Caddesi, No:251, Maslak, Şişli / İstanbul, 34398, Turkey
Vodafone Bilgi Ve Iletisim Hizmetleri AS	100.00	Registered shares
Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Dijital Yayincilik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Holding A.S.	100.00	Registered shares
Vodafone Kule ve Altyapi Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Mall Ve Elektronik Hizmetler Ticaret AS	100.00	Ordinary shares
Vodafone Medya Icerik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Net İletişim Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Telekomunikasyon A.S	100.00	Registered shares
İTÜ Ayazağa Kampüsü, Koru Yolu, Arı Teknokent Arı 3 Binası, Maslak, İstanbul, 586553, Turkey
Vodafone Teknoloji Hizmetleri A.S.	100.00	Registered shares
Maslak Mah. AOS 55 Sk. 42 Maslak Sit. B Blok Apt. No: 4/663, Sarıyer Istanbul, Turkey
Vodafone Sigorta Aracilik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Elektronik Para Ve Ödeme Hizmetleri A.S.	100.00	Registered shares
Vodafone Finansman A.S.	100.00	Ordinary shares
Maslak Mah. Büyükdere Cad. Büyükdere No: 251, Sarıyer, Istanbul, 34453, Turkey
VOIS Turkey Akilli Çözümler Limited Şirket	100.00	Ordinary shares
Ukraine
Bohdana Khmelnytskogo Str. 19-21, Kyiv, Ukraine
LLC Vodafone Enterprise Ukraine	100.00	Ordinary shares

31. Related undertakings (continued)

	% of share class
	held by Group
Company name	Companies	Share Class
United Arab Emirates
16-SD 129, Ground Floor, Building 16-Co Work, Dubai Internet City, United Arab Emirates
Vodacom Fintech Services FZ-LLC[5]	65.10	Ordinary shares
Office 101, 1st Floor, DIC Building 1, Dubai Internet City, Dubai, United Arab Emirates
Vodafone Enterprise Europe (UK) Limited – Dubai Branch[2]	100.00	Branch
United Kingdom
11 Staple Inn Building, London, WC1V 7QH, United Kingdom
Vodacom Business Africa Group Services Limited[5]	65.10	Ordinary shares, Preference shares
Vodacom Investments Company Proprietary Limited[5]	65.10	Ordinary shares
Vodacom UK Limited[5]	65.10	Ordinary shares, Ordinary B shares, Non-redeemable ordinary A shares, Non-redeemable preference shares
1-2 Berkeley Square, 99 Berkeley Street, Glasgow, G3 7HR, Scotland
Thus Group Holdings Limited	100.00	Ordinary shares
Thus Group Limited	100.00	Ordinary shares
Thus Profit Sharing Trustees Limited	100.00	Ordinary shares
3 More London, Riverside, London, SE1 2AQ, United Kingdom
IoT Nxt UK Limited	42.31	Ordinary shares
784 Upper Newtownards Road, Belfast, BT16 1UD, United Kingdom
Vodafone (NI) Limited	100.00	Ordinary shares
Edinburgh House, 4 North St. Andrew Street, Edinburgh, EH2 1HJ, United Kingdom
Pinnacle Cellular Group Limited	100.00	Ordinary shares
Pinnacle Cellular Limited	100.00	Ordinary shares
Vodafone (Scotland) Limited	100.00	Ordinary shares
One Kingdom Street, London, W2 6BY, United Kingdom
DABCo Limited	100.00	Ordinary shares
Quarry Corner, Dundonald, Belfast, BT16 1UD, Northern Ireland
Energis (Ireland) Limited	100.00	A Ordinary shares, B Ordinary shares, C Ordinary shares, D Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Apollo Submarine Cable System Limited	100.00	Ordinary shares
Bluefish Communications Limited	100.00	Ordinary A shares, Ordinary B shares, Ordinary C shares, Ordinary D shares
Cable & Wireless Aspac Holdings Limited	100.00	Ordinary shares
Cable & Wireless CIS Services Limited	100.00	Ordinary shares
Cable & Wireless Communications Data Network Services Limited	100.00	'A' Ordinary shares, 'B' Ordinary shares
Cable & Wireless Europe Holdings Limited	100.00	Ordinary shares
Cable & Wireless Global Telecommunication Services Limited	100.00	Ordinary shares
Cable & Wireless UK Holdings Limited	100.00	Ordinary shares
Cable & Wireless Worldwide Limited	100.00	Ordinary shares
Cable & Wireless Worldwide Voice Messaging Limited	100.00	Ordinary shares
Cable and Wireless (India) Limited	100.00	Ordinary shares
Cable and Wireless Nominee Limited	100.00	Ordinary shares
Central Communications Group Limited	100.00	Ordinary Shares, Ordinary A shares
Energis Communications Limited	100.00	Ordinary shares
Energis Squared Limited	100.00	Ordinary shares
London Hydraulic Power Company (The)	100.00	Ordinary shares, 5% Non-Cumulative preference shares
MetroHoldings Limited	100.00	Ordinary shares
Navtrak Ltd	100.00	Ordinary shares
Project Telecom Holdings Limited	100.00	Ordinary shares
Rian Mobile Limited	100.00	Ordinary shares
Talkmobile Limited	100.00	Ordinary shares
The Eastern Leasing Company Limited	100.00	Ordinary shares
Thus Limited	100.00	Ordinary shares
Vizzavi Limited	100.00	Ordinary shares
Voda Limited	100.00	Ordinary shares
Vodafone (New Zealand) Hedging Limited	100.00	Ordinary shares
Vodafone[2]	100.00	Ordinary shares
Vodafone 4 UK	100.00	Ordinary shares
Vodafone 5 Limited	100.00	Ordinary shares
Vodafone 5 UK	100.00	Ordinary shares
Vodafone 6 UK	100.00	Ordinary shares
Vodafone Americas[4]	100.00	Ordinary shares
Vodafone Automotive UK Limited	100.00	Ordinary shares
Vodafone Benelux Limited	100.00	Ordinary shares
Vodafone Cellular Limited[1]	100.00	Ordinary shares

31. Related undertakings (continued)

	% of share class
	held by Group
Company name	Companies	Share Class
Vodafone Consolidated Holdings Limited	100.00	Ordinary shares
Vodafone Corporate Limited	100.00	Ordinary shares
Vodafone Corporate Secretaries Limited	100.00	Ordinary shares
Vodafone DC Pension Trustee Company Limited	100.00	Ordinary shares
Vodafone Distribution Holdings Limited	100.00	Ordinary shares
Vodafone Enterprise Corporate Secretaries Limited	100.00	Ordinary shares
Vodafone Enterprise Equipment Limited	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited	100.00	Ordinary shares
Vodafone Enterprise U.K.	100.00	Ordinary shares
Vodafone Euro Hedging Limited	100.00	Ordinary shares
Vodafone Euro Hedging Two Limited	100.00	Ordinary shares
Vodafone Europe UK	100.00	Ordinary shares
Vodafone European Investments[1]	100.00	Ordinary shares
Vodafone European Portal Limited[1]	100.00	Ordinary shares
Vodafone Finance Limited[1]	100.00	Ordinary shares
Vodafone Finance Luxembourg Limited	100.00	Ordinary shares
Vodafone Finance Management	100.00	Ordinary shares
Vodafone Finance UK Limited	100.00	Ordinary shares
Vodafone Financial Operations	100.00	Ordinary shares
Vodafone Global Content Services Limited	100.00	Ordinary shares, 5% Fixed rate non-voting preference shares
Vodafone Global Enterprise Limited	100.00	Ordinary shares, Deferred shares, B deferred shares
Vodafone Group (Directors) Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Pension Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Services Limited	100.00	Ordinary shares, deferred shares
Vodafone Group Services No.2 Limited[1]	100.00	Ordinary shares
Vodafone Group Share Trustee Limited[1]	100.00	Ordinary shares
Vodafone Holdings Luxembourg Limited	100.00	Ordinary shares
Vodafone Intermediate Enterprises Limited	100.00	Ordinary shares
Vodafone International 2 Limited – UK Branch[2]	100.00	Branch
Vodafone International Holdings Limited	100.00	Ordinary shares
Vodafone International Operations Limited	100.00	Ordinary shares
Vodafone Investment UK	100.00	Ordinary shares
Vodafone Investments Australia Limited	100.00	Ordinary shares
Vodafone Investments Limited[1]	100.00	Ordinary shares, Zero coupon redeemable preference shares
Vodafone IP Licensing Limited[1]	100.00	Ordinary shares
Vodafone Limited	100.00	Ordinary shares
Vodafone Marketing UK	100.00	Ordinary shares
Vodafone Mobile Communications Limited	100.00	Ordinary shares
Vodafone Mobile Enterprises Limited	100.00	Ordinary shares
Vodafone Mobile Network Limited	100.00	Ordinary shares
Vodafone Nominees Limited[1]	100.00	Ordinary shares
Vodafone Oceania Limited	100.00	Ordinary shares
Vodafone Overseas Finance Limited	100.00	Ordinary shares
Vodafone Overseas Holdings Limited	100.00	Ordinary shares
Vodafone Panafon UK	99.87	Ordinary shares
Vodafone Partner Services Limited	100.00	Ordinary shares, Redeemable preference shares
Vodafone Retail (Holdings) Limited	100.00	Ordinary shares
Vodafone Sales & Services Limited	100.00	Ordinary shares
Vodafone UK Foundation	100.00	Sole member
Vodafone UK Limited[1]	100.00	Ordinary shares
Vodafone Ventures Limited[1]	100.00	Ordinary shares
Vodafone Worldwide Holdings Limited	100.00	Ordinary shares, Cumulative preference shares
Vodafone Yen Finance Limited	100.00	Ordinary shares
Vodafone-Central Limited	100.00	Ordinary shares
Vodaphone Limited	100.00	Ordinary shares
Vodata Limited	100.00	Ordinary shares
Your Communications Group Limited	100.00	B Ordinary shares, Redeemable preference shares
United States
1209 Orange Street, Wilmington DE 19801, United States
IoT nxt USA Inc[5]	42.31	Common stock
1450 Broadway, Fl 11, Suite 104, New York NY 10018, United States
Cable & Wireless Americas Systems, Inc.	100.00	Common stock shares
Vodafone Americas Virginia Inc.	100.00	Common stock shares
Vodafone US Inc.	100.00	Common stock shares, Ordinary shares
1615 Platte Street, Suite 02-115, Denver CO 80202, United States
Vodafone Americas Foundation	100.00	Trustee

31. Related undertakings (continued)

Associated undertakings and joint arrangements

Company Name	% of share class held by Group Companies	Share Class
Australia
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
3.6 GHz Spectrum Pty Ltd	25.05	Ordinary shares
AAPT Limited	25.05	Ordinary shares
ACN 088 889 230 Pty Ltd	25.05	Ordinary shares
ACN 139 798 404 Pty Ltd	25.05	Ordinary shares
Adam Internet Holdings Pty Ltd	25.05	Ordinary shares
Adam Internet Pty Ltd	25.05	A shares, B shares, Ordinary shares
Agile Pty Ltd	25.05	Ordinary shares
AlchemyIT Pty Ltd	25.05	Ordinary shares
Chariot Pty Ltd	25.05	Ordinary shares
Chime Communications Pty Ltd	25.05	Ordinary shares
Connect West Pty Ltd	25.05	Ordinary shares
Destra Communications Pty Ltd	25.05	Ordinary shares
Digiplus Contracts Pty Ltd	25.05	Ordinary shares
Digiplus Holdings Pty Ltd	25.05	Ordinary shares
Digiplus Investments Pty Ltd	25.05	Ordinary shares
Digiplus Pty Ltd	25.05	Ordinary shares
H3GA Properties (No.3) Pty Limited	25.05	Ordinary shares
iiNet Labs Pty Ltd	25.05	Ordinary shares
iiNet Limited	25.05	Ordinary shares
Internode Pty Ltd	25.05	Ordinary shares, Class B shares
IntraPower Pty Limited	25.05	Ordinary shares
Intrapower Terrestrial Pty Ltd	25.05	Ordinary shares
IP Group Pty Ltd	25.05	Ordinary shares
IP Services Xchange Pty Ltd	25.05	A shares, B shares
Kooee Communications Pty Ltd	25.05	Ordinary shares
Kooee Mobile Pty Ltd	25.05	Ordinary shares
Mercury Connect Pty Ltd	25.05	Ordinary shares, E class shares
Mobile JV Pty Limited	25.05	Ordinary shares
Mobileworld Communications Pty Limited	25.05	Ordinary shares
Mobileworld Operating Pty Ltd	25.05	Ordinary shares
Netspace Online Systems Pty Ltd	25.05	Ordinary shares
Numillar IPS Pty Ltd	25.05	Ordinary shares
PIPE International (Australia) Pty Ltd	25.05	Ordinary shares
PIPE Networks Pty Limited	25.05	Ordinary shares
PIPE Transmission Pty Limited	25.05	Ordinary shares
PowerTel Limited	25.05	Ordinary shares
Request Broadband Pty Ltd	25.05	Ordinary shares
Soul Communications Pty Ltd	25.05	Ordinary shares
Soul Contracts Pty Ltd	25.05	Ordinary shares
Soul Pattinson Telecommunications Pty Ltd	25.05	Ordinary shares
SPT Telecommunications Pty Ltd	25.05	Ordinary shares
SPTCom Pty Ltd	25.05	Ordinary shares
Telecom Enterprises Australia Pty Limited	25.05	Ordinary shares
Telecom New Zealand Australia Pty Ltd	25.05	Ordinary shares, Redeemable preference shares
TPG Corporation Limited	25.05	Ordinary shares
TPG Energy Pty Ltd	25.05	Ordinary shares
TPG Finance Pty Limited	25.05	Ordinary shares
TPG Holdings Pty Ltd	25.05	Ordinary shares
TPG Internet Pty Ltd	25.05	Ordinary shares
TPG JV Company Pty Ltd	25.05	Ordinary shares
TPG Network Pty Ltd	25.05	Ordinary shares
TPG Telecom Limited	25.05	Ordinary shares
TransACT Capital Communications Pty Ltd	25.05	Ordinary shares
TransACT Communications Pty Ltd	25.05	Ordinary shares
TransACT Victoria Communications Pty Ltd	25.05	Ordinary shares
TransACT Victoria Holdings Pty Ltd	25.05	Ordinary shares
Trusted Cloud Pty Ltd	25.05	Ordinary shares
Trusted Cloud Solutions Pty Ltd	25.05	Ordinary shares
Value Added Network Pty Ltd	25.05	Ordinary shares
Vision Network Pty Limited	25.05	Ordinary shares
Vodafone Australia Pty Limited	25.05	Ordinary shares, Class B shares, Redeemable preference shares
Vodafone Foundation Australia Pty Limited	25.05	Ordinary shares
Vodafone Hutchison Receivables Pty Limited	25.05	Ordinary shares
Vodafone Hutchison Spectrum Pty Limited	25.05	Ordinary shares
Vodafone Network Pty Limited	25.05	Ordinary shares
Vodafone Pty Limited	25.05	Ordinary shares
VtalkVoip Pty Ltd	25.05	Ordinary shares
Westnet Pty Ltd	25.05	Ordinary shares
Belgium
Space Court of Justice, Rue aux Laines 70, 1000 Brussels, Belgium
Utiq S.A	25.00	Ordinary shares
Bermuda
Clarendon House, 2 Church St, Hamilton, HM11, Bermuda
PPC 1 Limited	25.05	Ordinary shares
Czech Republic
Praha 4, Závišova 502/5, 14000, Nusle, Czech Republic
Vantage Towers s.r.o.[4]	57.30	Ordinary shares
U Rajské zahrady 1912/3, Praha 3, 130 00, Czech Republic
COOP Mobil s.r.o.	33.33	Ordinary shares
Egypt
23 Kasr El Nil St, Cairo, 11211, Egypt
Wataneya Telecommunications S.A.E	50.00	Ordinary shares
Ethiopia
Addis Ababa, Kirkos Sub City, Woreda 01, Addis Ababa, Ethiopia
Safaricom Telecommunications Ethiopia Private Limited Company[5]	19.48	Ordinary shares
Germany
38 Berliner Allee, 40212, Düsseldorf, Germany
MNP Deutschland Gesellschaft bürgerlichen Rechts	33.33	Partnership share
Ferdinand-Braun-Platz 1, 40549, Düsseldorf, Germany
Oak Holdings 1 GmbH	64.20	Ordinary shares
Oak Holdings 2 GmbH	64.20	Ordinary shares
Oak Holdings GmbH	64.20	Ordinary shares
OXG Glasfaser Beteiligungs-GmbH	50.00	Ordinary shares
OXG Glasfaser GmbH	50.00	Ordinary shares
Nobelstrasse 55, 18059, Rostock, Germany
Verwaltung “Urbana Teleunion” Rostock GmbH[3]	47.00	Ordinary shares
Prinzenallee 11-13, 40549, Düsseldorf, Germany
Vantage Towers AG	57.30	Ordinary shares
Vantage Towers Erste Verwaltungsgesellschaft mbH[4]	57.30	Ordinary shares
Vantage Towers Zweite Verwaltungsgesellschaft mbH[4]	57.30	Ordinary shares
Greece
2 Adrianeiou str, Athens, 11525, Greece
Vantage Towers Single Member Societe Anonyme[4]	57.30	Ordinary shares
43–45 Valtetsiou Str., Athens, Greece
Safenet N.P,A.	24.97	Ordinary shares
56 Kifisias Avenue & Delfwn, Marousi, 151 25, Greece
Tilegnous IKE	33.29	Ordinary shares
Marathonos Ave 18 km & Pylou, Pallini, Attica, Pallini, Attica, 15351, Greece
Victus Networks S.A.	49.94	Ordinary shares
Hungary
Boldizsár utca 2, Budapest, 1112, Hungary
Vantage Towers Zártkörűen Működő Részvénytársaság[4]	57.30	Ordinary shares
India
10th Floor, Birla Centurion, Century Mills Compound, Pandurang Budhkar Marg, Worli, Mumbai, Maharashtra, 400030, India
Vodafone Foundation[6]	31.81	Ordinary shares
Vodafone Idea Shared Services Limited[6]	32.29	Ordinary shares
Vodafone Idea Technology Solutions Limited[6]	32.29	Ordinary shares
Vodafone m-pesa Limited[6]	32.29	Ordinary shares
You Broadband India Limited[6]	32.29	Equity shares
A-19, Mohan Co-operative Industrial Estate, Mathura Road, New Delhi, Delhi, 110044, India
FireFly Networks Limited[6]	24.16	Ordinary shares
Building No.10, Tower-A, 4th Floor, DLF Cyber City, Gurugram, Haryana, 122002, India
Indus Towers Limited	21.05	Ordinary shares
Suman Tower, Plot No. 18, Sector No. 11, Gandhinagar, 382011, Gujarat, India
Vodafone Idea Limited	32.29	Equity shares
Vodafone Idea Manpower Services Limited[6]	31.91	Ordinary shares
Vodafone House, Corporate Road, Prahladnagar, Off S. G. Highway, Ahmedabad, Gujarat, 380051, India
Vodafone Idea Business Services Limited[6]	32.29	Ordinary shares
Vodafone Idea Communication Systems Limited[6]	32.29	Ordinary shares
Vodafone Idea Telecom Infrastructure Limited[6]	32.29	Ordinary shares
Ireland
Mountainview, Leopardstown, Dublin 18, Ireland
Vantage Towers Limited[4]	57.30	Ordinary shares
The Herbert Building, The Park, Carrickmines, Dublin, Ireland
Siro DAC	50.00	Ordinary shares
Siro JV Holdco Limited	50.00	Ordinary B shares
Italy
Via Gaetana Negri 1, 20123, Milano, Italy
Infrastrutture Wireless Italiana S.p.A.	19.01	Ordinary shares
Kenya
LR No. 13263 Safaricom House, PO Box 66827, 00800, Nairobi, Kenya
Safaricom PLC	27.74	Ordinary shares
Safaricom House, Waiyaki Way Westlands, Nairobi, Kenya
M-PESA Africa Limited[5]	46.42	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street SCA	50.00	Ordinary B shares, Ordinary C shares
Netherlands
Avenue Ceramique 300, 6221 Kx, Maastricht, Netherlands
Vodafone Libertel B.V.	50.00	Ordinary shares
Boven Vredenburgpassage 128, 3511 WR, Utrecht, Netherlands
Amsterdamse Beheer- en Consultingmaatschappij B.V.	50.00	Ordinary shares
Esprit Telecom B.V.	50.00	Ordinary shares
FinCo Partner 1 B.V.	50.00	Ordinary shares
LGE HoldCo V B.V.	50.00	Ordinary shares
LGE HoldCo VI B.V.	50.00	Ordinary shares
LGE Holdco VII B.V.	50.00	Ordinary shares
LGE HoldCo VIII B.V.	50.00	Ordinary shares
Vodafone Financial Services B.V.	50.00	Ordinary shares
Vodafone Nederland Holding I B.V.	50.00	Ordinary shares
Vodafone Nederland Holding II B.V.	50.00	Ordinary shares
VodafoneZiggo Employment B.V.	50.00	Ordinary shares
VodafoneZiggo Group B.V.	50.00	Ordinary shares
VodafoneZiggo Group Holding B.V.	50.00	Ordinary shares
VZ Financing I B.V.	50.00	Ordinary shares
VZ Financing II B.V.	50.00	Ordinary shares
VZ FinCo B.V.	50.00	Ordinary shares
VZ PropCo B.V.	50.00	Ordinary shares
VZ Secured Financing B.V.	50.00	Ordinary shares
XB Facilities B.V.	50.00	Ordinary shares
Ziggo B.V.	50.00	Ordinary shares
Ziggo Deelnemingen B.V.	50.00	Ordinary shares
Ziggo Finance 2 B.V.	50.00	Ordinary shares
Ziggo Netwerk II B.V.	50.00	Ordinary shares
Ziggo Real Estate B.V.	50.00	Ordinary shares
Ziggo Services B.V.	50.00	Ordinary shares
Ziggo Services Employment B.V.	50.00	Ordinary shares
Ziggo Services Netwerk 2 B.V.	50.00	Ordinary shares
Ziggo Zakelijk Services B.V.	50.00	Ordinary shares
Zoranet Connectivity Services B.V.	50.00	Ordinary shares
ZUM B.V.	50.00	Ordinary shares
Media Parkboulevard 2, 1217 WE Hilversum, Netherlands
Liberty Global Content Netherlands B.V.	50.00	Ordinary shares
Rivium Quadrant 175, 2909 LC, Capelle aan den IJssel, Netherlands
Central Tower Holding Company B.V.[4]	57.30	Ordinary shares
Winschoterdiep 60, 9723 AB Groningen, Netherlands
Zesko B.V.	50.00	Ordinary shares
Ziggo Bond Company B.V.	50.00	Ordinary shares
Ziggo Netwerk B.V.	50.00	Ordinary shares
New Zealand
Tompkins Wake, Level 11, 41 Shortland Street, Auckland, 1010, New Zealand
iiNet (New Zealand) AKL Limited	25.05	Ordinary shares
Philippines
22F Robinson Equitable Tower, ADB Ave, Corner Povega St, Ortigas Center, Pasig City, Philippines
Orchid Cybertech Services Inc	25.05	Ordinary shares
Portugal
Edif. Arquiparque VII, R Dr António Loureiro Borges, 7, 3.º, 1495-131 ALGÉS, Algés, Oeiras, Portugal
Vantage Towers, S.A.[4]	57.30	Ordinary shares
Espaço Sete Rios, LEAP Rua de Campolide, 351, 0.05, 1070-034, Lisboa, Portugal
Dual Grid – Gestão de Redes Partilhadas, S.A.	50.00	Ordinary shares
Rua Pedro e Inês, Lote 2.08.01, 1990-075, Parque das Nações, Lisboa, Portugal
Sport TV Portgugal, S.A.	25.00	Nominative shares
Romania
Calea Floreasca no. 169A, 3rd floor, District 1, Bucharest, România, Romania
Vantage Towers S.R.L.[4]	57.30	Ordinary shares
Floor 3, Module 2, Connected buildings III, Nr. 10A, Dimitrie Pompei Boulevard, Bucharest, Sector 2, Romania
Netgrid Telecom SRL	50.00	Ordinary shares
Russian Federation
Building 3, 11, Promyshlennaya Street, Moscow, 115 516, Russian Federation
Autoconnex Limited	35.00	Ordinary shares
South Africa
76 Maude Street, Sandton, Johannesberg, 2196, South Africa
Waterberg Lodge (Proprietary) Limited[5]	32.55	Ordinary shares
Building 13, Ground Floor, East Thornhill Office Park, 94 Bekker Road, Vorna Valley X67 1685, South Africa
Number Portability Company (Pty) Ltd[5]	12.10	Ordinary shares
Celtis Plaza North, 1085 Schoeman Street, Hatfield, Pretoria, 0028, South Africa
Afri G I S (Pty) Ltd[5]	21.16	Ordinary shares
Rigel Office Park Block A, No 446 Rigel Avenue South, Erasmu, South Africa
Canard Spatial Technologies Proprietary Limited[5]	21.16	Ordinary shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
M-Pesa S.A (Proprietary) Limited[5]	46.42	Ordinary shares
Spain
Calle San Severo 22, 28042, Madrid, Spain, Spain
Vantage Towers, S.L.U.4	57.30	Ordinary shares
Tanzania, United Republic of
Plot No. 23, Ursino Estate, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
Vodacom Trust Limited[5]	48.82	Ordinary A shares, Ordinary B shares
Turkey
Çifte Havuzlar Mah Eski Londra Asfaltı Cad No: 151/1E/301, Esenler, Istanbul, Turkey
FGS Bilgi Islem Urunler Sanayi ve Ticaret AS	50.00	Ordinary shares
United Kingdom
24/25 The Shard, 32 London Bridge Street, London, SE1 9SG, United Kingdom
Digital Mobile Spectrum Limited	25.00	Ordinary shares
3 More London Riverside, London, SE1 2AQ, United Kingdom
VodaFamily Ethiopia Holding Company Limited[5]	31.47	Ordinary shares
Griffin House, 161 Hammersmith Road, London, W6 8BS, United Kingdom
Cable & Wireless Trade Mark Management Limited	50.00	Ordinary B shares
Hive 2, 1530 Arlington Business Park, Theale, Reading, Berkshire, RG7 4SA, United Kingdom
Cornerstone Telecommunications Infrastructure Limited[5]	28.65	Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Vodafone Hutchison (Australia) Holdings Limited	50.00	Ordinary shares
United States
251 Little Falls Drive, Wilmington DE 19808, United States
LG Financing Partnership	50.00	Partnership interest
PPC 1 (US) Inc.	25.05	Ordinary shares
Ziggo Financing Partnership	50.00	Partnership interest

Notes:

1.	Directly held by Vodafone Group Plc.
2.	Branches.
3.	Shareholding is indirect through Vodafone Deutschland GmbH.
4.	Shareholding is indirect through Vantage Towers A.G.
5.	Shareholding is indirect through Vodacom Group Limited. The indirect shareholding is calculated using the 65.10% ownership interest in Vodacom Group Limited.
6.	Includes the indirect interest held through Vodafone Idea Limited.

31. Related undertakings (continued)

Selected financial information

The table below shows selected financial information in respect of subsidiaries that have non-controlling interests that are material to the Group.

			Vodafone Egypt
	Vodacom Group Limited		Telecommunications S.A.E1
	2023	2022	2023	2022
	€m	€m	€m	€m
Summary comprehensive income information
Revenue	6,314	5,993	1,762	1,814
Profit for the financial year	943	1,002	302	314
Other comprehensive expense	193	(2)	–	–
Total comprehensive income	1,136	1,000	302	314
Other financial information
Profit for the financial year allocated to non-controlling interests	348	353	126	141
Dividends paid to non-controlling interests	274	294	68	194
Summary financial position information
Non-current assets	6,761	7,253	1,005	1,630
Current assets	3,033	3,123	396	440
Total assets	9,794	10,376	1,401	2,070
Non-current liabilities	(2,830)	(2,191)	(50)	(83)
Current liabilities	(3,153)	(3,539)	(752)	(1,197)
Total assets less total liabilities	3,811	4,646	599	790
Equity shareholders' funds	2,907	3,624	420	474
Non-controlling interests	904	1,022	179	316
Total equity	3,811	4,646	599	790

Statement of cash flows
Net cash inflow from operating activities	1,908	1,946	657	755
Net cash outflow from investing activities	(840)	(666)	(173)	(284)
Net cash outflow from financing activities	(1,124)	(1,177)	(434)	(749)
Net cash inflow/(outflow)	(56)	103	50	(278)
Cash and cash equivalents brought forward	1,025	876	72	348
Exchange gain/(loss) on cash and cash equivalents	(13)	46	(3)	2
Cash and cash equivalents	956	1,025	119	72

Note:

1

From 1 April 2023, the Group will revise its segments by moving Vodafone Egypt from the Other Markets segment to the Vodacom segment to reflect the effective date of changes made to the Group’s internal reporting structure, following the transfer of Vodafone Egypt to the Vodacom Group in December 2022.